Business acquisitions, development projects and disposition transactions - Schedule of Preliminary Allocation Of The Acquisition Prices Of Assets Acquired and Liabilities Assumed (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill (note 6)	$ 1,320,579		$ 1,201,244			$ 1,208,390
New York Water Company, Inc
Business Acquisition [Line Items]
Working capital		$ 4,820
Property, plant and equipment		499,252
Goodwill (note 6)		116,254
Regulatory assets		65,621
Other assets		4,507
Pension and other post-employment benefits		(13,402)
Regulatory liabilities		(59,727)
Other liabilities		(8,028)
Total net assets acquired		609,297
Cash and cash equivalents		49
Net assets acquired, net of cash and cash equivalents		$ 609,248
Mid-West Wind Facilities
Business Acquisition [Line Items]
Working capital			(28,630)
Property, plant and equipment			1,141,884
Long-term debt			(789,804)
Deferred tax liability			(4,566)
Asset retirement obligation			(27,053)
Other liabilities			(104,129)
Non-controlling interest (tax equity investors)			(29,141)
Total net assets acquired			158,561
Cash and cash equivalents			15,860
Net assets acquired, net of cash and cash equivalents			$ 142,701
Altavista Solar Facility
Business Acquisition [Line Items]
Working capital				$ 870
Property, plant and equipment				138,343
Long-term debt				(122,024)
Deferred tax liability				(421)
Asset retirement obligation				(3,332)
Total net assets acquired				13,436
Cash and cash equivalents				33
Net assets acquired, net of cash and cash equivalents				$ 13,403
Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Working capital					$ (15,557)
Property, plant and equipment					1,062,613
Long-term debt					(855,409)
Deferred tax liability					(337)
Asset retirement obligation					(23,402)
Derivative instruments					7,575
Total net assets acquired					175,483
Cash and cash equivalents					4,241
Net assets acquired, net of cash and cash equivalents					$ 171,242